VIA EDGAR

April 27, 2009

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:Old Mutual Funds III
File No. 333-147771
ICA No. 811-22149
Rule 497(j) Certification/PEA 4

Ladies and Gentlemen:

On behalf of Old Mutual Funds III (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), I hereby certify that (i) the Old Mutual Heitman Global Real Estate Securities Fund Institutional Class, Class A and Class C Prospectus, the Old Mutual® Target Plus Portfolios Institutional Class, Class A and Class C Prospectus, the Old Mutual Heitman Global Real Estate Securities Fund Statement of Additional Information, and the Old Mutual Target Plus Portfolios Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act of 1933 (the “1933 Act”) would not have differed from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 4 under the 1933 Act to the Registrant’s Registration Statement on Form N-1A, filed April 22, 2009 (the “Amendment”); and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission.

If you have any questions regarding this filing, please do not hesitate to contact me at 720-200-7736.

Very truly yours,

/s/ Rhonda A. Mills

Rhonda A. Mills
Associate Counsel
OLD MUTUAL CAPITAL, INC.